American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
November 30, 2022

Avantis Emerging Markets Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Brazil — 6.3%
3R Petroleum Oleo E Gas SA(1)	4,700	33,375
Aliansce Sonae Shopping Centers SA	18,100	62,852
Auren Energia SA	772	2,063
Banco ABC Brasil SA, Preference Shares	19,800	74,937
Banco BMG SA, Preference Shares	400	173
Banco Bradesco SA	67,480	175,028
Banco Bradesco SA, ADR(1)	241,111	716,100
Banco do Brasil SA	76,100	519,569
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	33,700	64,681
Banco Santander Brasil SA, ADR(2)	17,528	93,424
BR Malls Participacoes SA	112,000	188,632
BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,600	55,151
Braskem SA, Class A, ADR(2)	13,408	147,086
C&A MODAS SA(1)	8,800	4,053
CCR SA	118,300	268,089
Cia Brasileira de Distribuicao, ADR(2)	25,215	98,338
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	6,300	68,714
Cia Siderurgica Nacional SA, ADR(2)	90,959	278,335
Construtora Tenda SA(1)	8,300	7,181
Cury Construtora e Incorporadora SA	7,200	15,262
Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,000	88,551
Desktop - Sigmanet Comunicacao Multimidia S.A	3,000	5,238
Dexco SA	38,140	61,149
EcoRodovias Infraestrutura e Logistica SA(1)	38,200	32,169
Embraer SA, ADR(1)	28,927	307,205
Empreendimentos Pague Menos S/A(1)	35,500	30,853
Enauta Participacoes SA	16,000	41,223
Engie Brasil Energia SA	10,200	77,542
Even Construtora e Incorporadora SA	18,300	18,690
Ez Tec Empreendimentos e Participacoes SA	19,600	57,146
Gafisa SA(1)	2,544	2,990
Gerdau SA, ADR	97,535	594,963
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR	430	735
Iguatemi SA	38,300	139,344
Infracommerce CXAAS SA(1)	5,648	5,061
Iochpe Maxion SA	23,000	58,637
IRB Brasil Resseguros S/A(1)	18,900	2,695
Itau Unibanco Holding SA, ADR(1)	322,934	1,608,211
JBS SA	10,600	45,020
Kepler Weber SA	3,000	11,961
Lavvi Empreendimentos Imobiliarios Ltda	16,600	16,538
Localiza Rent a Car SA	14,300	165,146
Localiza Rent a Car SA - Receipts(1)	43	494
Log-in Logistica Intermodal SA(1)	3,700	21,689
Lojas Quero Quero S/A	9,100	8,067
LPS Brasil Consultoria de Imoveis SA	9,300	3,799
Marfrig Global Foods SA	34,700	58,844
Marisa Lojas SA(1)	26,900	7,620

Meliuz SA(1)	46,600	10,237
Metalurgica Gerdau SA, Preference Shares	84,600	222,205
Mills Estruturas e Servicos de Engenharia SA	37,300	74,609
Minerva SA	36,700	88,049
Movida Participacoes SA	26,200	44,530
Petro Rio SA(1)	61,200	422,793
Petroleo Brasileiro SA, ADR	33,734	394,350
Petroleo Brasileiro SA, ADR, Preference Shares	43,419	445,045
Petroreconcavo SA	16,500	97,613
Portobello SA	10,300	16,018
Sendas Distribuidora SA, ADR(2)	15,966	308,942
Ser Educacional SA(1)	4,300	4,466
StoneCo Ltd., A Shares(1)	38,290	447,227
Suzano SA, ADR	63,852	649,375
SYN prop e tech SA	11,300	9,799
Taurus Armas SA, Preference Shares	8,000	22,400
TIM SA, ADR	25,952	323,362
Trisul SA	16,100	11,448
Tupy SA	3,700	20,313
Unipar Carbocloro SA, Class B Preference Shares	8,000	150,246
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	31,700	47,342
Vale SA, ADR	49,298	813,417
Via S/A(1)	369,700	154,595
Wilson Sons Holdings Brasil SA	30,300	62,126
		11,185,130
Chile — 0.6%
Banco de Chile	137,657	13,020
Banco de Credito e Inversiones SA	1,851	50,104
Banco Santander Chile, ADR	5,698	88,946
CAP SA	5,932	43,546
Cencosud Shopping SA	16,471	21,047
Colbun SA	925,281	82,324
Embotelladora Andina SA, Class B Preference Shares	40,050	77,207
Empresa Nacional de Telecomunicaciones SA	10,496	30,883
Empresas CMPC SA	94,853	157,211
Empresas COPEC SA	7,897	55,181
Itau CorpBanca Chile SA	17,011,041	33,987
Parque Arauco SA	56,942	60,331
Sociedad Quimica y Minera de Chile SA, ADR	4,061	402,689
Vina Concha y Toro SA	5,557	6,583
		1,123,059
China — 26.3%
360 DigiTech, Inc., ADR	23,498	368,684
AAC Technologies Holdings, Inc.(1)	26,000	60,797
AAG Energy Holdings Ltd.	240,000	43,836
Agile Group Holdings Ltd.(1)(2)	78,000	25,689
Aluminum Corp. of China Ltd., H Shares	440,000	188,173
Anhui Conch Cement Co. Ltd., H Shares(2)	169,000	615,555
Anhui Expressway Co. Ltd., H Shares	30,000	22,887
ANTA Sports Products Ltd.	44,800	532,459
Anton Oilfield Services Group(1)	34,000	1,357
Asia Cement China Holdings Corp.	21,500	8,753
Autohome, Inc., ADR	5,761	172,254
Bank of Communications Co. Ltd., H Shares	1,254,000	710,518
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,750	5,073

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	61,000	79,258
BOC Aviation Ltd.	57,100	452,142
BOE Varitronix Ltd.	73,000	134,749
Bosideng International Holdings Ltd.	382,000	190,337
BYD Electronic International Co. Ltd.(2)	186,500	621,731
Canaan, Inc., ADR(1)(2)	51,539	134,001
Canvest Environmental Protection Group Co. Ltd.(2)	130,000	73,322
CGN Mining Co. Ltd.(1)	730,000	78,700
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	8,700	6,661
China BlueChemical Ltd., H Shares	310,000	72,077
China Bohai Bank Co. Ltd., H Shares(2)	186,000	27,017
China Cinda Asset Management Co. Ltd., H Shares	1,173,000	154,316
China CITIC Bank Corp. Ltd., H Shares	1,037,000	461,115
China Coal Energy Co. Ltd., H Shares	426,000	396,089
China Communications Services Corp. Ltd., H Shares	504,000	173,745
China Conch Venture Holdings Ltd.	212,500	486,295
China Datang Corp. Renewable Power Co. Ltd., H Shares	300,000	86,898
China East Education Holdings Ltd.	69,500	40,711
China Education Group Holdings Ltd.	62,000	66,326
China Everbright Bank Co. Ltd., H Shares	215,000	64,098
China Everbright Environment Group Ltd.	885,000	409,486
China Everbright Greentech Ltd.(2)	40,000	8,287
China Everbright Ltd.	144,000	100,813
China Feihe Ltd.	541,000	442,433
China Foods Ltd.	70,000	22,770
China Galaxy Securities Co. Ltd., H Shares	482,000	240,078
China Glass Holdings Ltd.(2)	118,000	12,400
China Hanking Holdings Ltd.	11,000	1,161
China High Speed Transmission Equipment Group Co. Ltd.(1)	65,000	30,336
China Hongqiao Group Ltd.	505,000	477,258
China International Capital Corp. Ltd., H Shares	13,600	25,653
China Kepei Education Group Ltd.(2)	30,000	8,579
China Lesso Group Holdings Ltd.	255,000	312,619
China Longyuan Power Group Corp. Ltd., H Shares	446,000	550,055
China Medical System Holdings Ltd.	339,000	496,513
China Mengniu Dairy Co. Ltd.(1)	392,000	1,763,089
China Merchants Port Holdings Co. Ltd.	186,000	271,491
China Minsheng Banking Corp. Ltd., H Shares(2)	854,000	295,244
China Modern Dairy Holdings Ltd.(2)	203,000	25,404
China National Building Material Co. Ltd., H Shares	864,000	770,379
China New Higher Education Group Ltd.	87,000	28,208
China Nonferrous Mining Corp. Ltd.(2)	203,000	97,119
China Nuclear Energy Technology Corp. Ltd.(1)	40,000	2,518
China Oriental Group Co. Ltd.	140,000	25,144
China Pacific Insurance Group Co. Ltd., H Shares	222,600	506,975
China Petroleum & Chemical Corp., Class H	250,000	118,023
China Railway Group Ltd., H Shares	714,000	403,016
China Renaissance Holdings Ltd.(1)(2)	800	783
China Resources Cement Holdings Ltd.	346,000	187,813
China Resources Land Ltd.	282,000	1,309,866
China Resources Medical Holdings Co. Ltd.	269,500	170,854
China Resources Power Holdings Co. Ltd.	100,000	186,412
China Risun Group Ltd.(2)	173,000	71,015
China Sanjiang Fine Chemicals Co. Ltd.	16,000	2,953
China Shenhua Energy Co. Ltd., H Shares	269,000	833,753

China Shineway Pharmaceutical Group Ltd.	7,000	6,353
China Shuifa Singyes Energy Holdings Ltd.	73,000	8,039
China Sunshine Paper Holdings Co. Ltd.	114,000	28,945
China Taiping Insurance Holdings Co. Ltd.	284,200	290,879
China Tower Corp. Ltd., H Shares	6,292,000	680,496
China Vanke Co. Ltd., H Shares	1,400	2,906
China XLX Fertiliser Ltd.	131,000	69,619
China Yongda Automobiles Services Holdings Ltd.	147,000	92,170
China Youran Dairy Group Ltd.(1)	91,000	23,718
China Yuhua Education Corp. Ltd.(1)	334,000	48,627
China ZhengTong Auto Services Holdings Ltd.(1)	8,000	512
Chongqing Rural Commercial Bank Co. Ltd., H Shares	96,000	32,188
CIFI Ever Sunshine Services Group Ltd.(2)	86,000	50,512
CIMC Enric Holdings Ltd.	138,000	149,056
CITIC Ltd.	837,000	858,066
CITIC Resources Holdings Ltd.	434,000	23,561
CITIC Securities Co. Ltd., H Shares	330,100	664,735
CMOC Group Ltd., H Shares	624,000	292,332
CNFinance Holdings Ltd., ADR(1)	1,189	2,663
Concord New Energy Group Ltd.	1,450,000	128,826
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	517,000	565,441
COSCO SHIPPING Ports Ltd.	302,000	229,300
CSPC Pharmaceutical Group Ltd.	1,332,000	1,716,038
CSSC Hong Kong Shipping Co. Ltd.	136,000	20,519
Dali Foods Group Co. Ltd.	253,500	119,918
Daqo New Energy Corp., ADR(1)	20,284	1,154,362
Digital China Holdings Ltd.	135,000	61,895
Dongfeng Motor Group Co. Ltd., Class H	422,000	237,737
Dongyue Group Ltd.	338,000	378,432
Ebang International Holdings, Inc., Class A(1)	100	493
Edvantage Group Holdings Ltd.	18,000	4,886
E-House China Enterprise Holdings Ltd.(1)(2)	153,000	13,516
EVA Precision Industrial Holdings Ltd.(2)	54,000	8,324
Fanhua, Inc., ADR(2)	5,043	23,299
FIH Mobile Ltd.(1)	476,000	51,752
FinVolution Group, ADR	42,384	197,933
First Tractor Co. Ltd., H Shares(2)	12,000	5,631
Fosun International Ltd.	229,500	175,445
Fu Shou Yuan International Group Ltd.	13,000	9,529
Fufeng Group Ltd.	467,000	297,518
Fullshare Holdings Ltd.(1)	2,287,500	29,900
GDS Holdings Ltd., Class A(1)	70,500	135,200
Genertec Universal Medical Group Co. Ltd.	122,000	67,157
GF Securities Co. Ltd., H Shares	189,600	276,614
Grand Pharmaceutical Group Ltd.	36,000	19,086
Great Wall Motor Co. Ltd., H Shares(2)	1,000	1,485
Greentown Management Holdings Co. Ltd.	35,000	31,269
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	187,600	47,467
Haier Smart Home Co. Ltd., H Shares	91,600	304,859
Hainan Meilan International Airport Co. Ltd., H Shares(1)	2,000	5,522
Haitong Securities Co. Ltd., H Shares	4,800	2,969
Harbin Electric Co. Ltd., H Shares(1)	16,000	6,779
Hello Group, Inc., ADR	48,307	277,282
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,466
Hengan International Group Co. Ltd.	139,000	640,713

Hilong Holding Ltd.(1)	203,000	7,613
Hisense Home Appliances Group Co. Ltd., H Shares	28,000	29,153
Hollysys Automation Technologies Ltd.	407	6,960
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	12,430
Hope Education Group Co. Ltd.(2)	840,000	83,045
Hua Hong Semiconductor Ltd.(1)	100,000	352,750
Huatai Securities Co. Ltd., H Shares	289,600	336,523
Huijing Holdings Co. Ltd.(2)	120,000	1,158
Ingdan, Inc.(1)	44,000	8,963
Inkeverse Group Ltd.(1)	169,000	18,472
International Alliance Financial Leasing Co. Ltd.(1)	165,000	93,389
Jiangxi Copper Co. Ltd., H Shares	203,000	297,141
Jinchuan Group International Resources Co. Ltd.(2)	470,000	35,995
Jinxin Fertility Group Ltd.	345,500	267,608
Jiumaojiu International Holdings Ltd.(2)	33,000	84,737
JNBY Design Ltd.	12,000	12,453
Keymed Biosciences, Inc.(1)(2)	44,500	292,894
Kingboard Holdings Ltd.	118,000	390,633
Kingboard Laminates Holdings Ltd.(2)	148,000	156,270
Lee & Man Paper Manufacturing Ltd.	57,000	22,082
LexinFintech Holdings Ltd., ADR(1)	17,299	31,311
Li Auto, Inc., ADR(1)	316	6,952
Lifetech Scientific Corp.(1)	236,000	76,785
Linklogis, Inc., Class B(1)	103,500	52,943
Lonking Holdings Ltd.	268,000	47,913
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	236,000	38,761
Maoyan Entertainment(1)(2)	1,200	1,162
Midea Real Estate Holding Ltd.	36,000	51,752
MMG Ltd.(1)	356,000	93,692
NetDragon Websoft Holdings Ltd.	39,500	78,690
NetEase, Inc., ADR	21,840	1,553,261
New China Life Insurance Co. Ltd., H Shares	77,900	182,858
New Horizon Health Ltd.(1)	40,500	108,631
New Oriental Education & Technology Group, Inc., ADR(1)	9,147	262,885
Nexteer Automotive Group Ltd.(2)	87,000	57,873
Nine Dragons Paper Holdings Ltd.	319,000	254,931
NiSun International Enterprise Development Group Co. Ltd.(1)	997	528
Noah Holdings Ltd., ADR(1)	4,851	71,164
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	15,646	9,749
Orient Overseas International Ltd.	27,000	513,036
People's Insurance Co. Group of China Ltd., H Shares	256,000	86,393
Perennial Energy Holdings Ltd.	130,000	11,785
PICC Property & Casualty Co. Ltd., H Shares	958,000	970,557
Poly Property Group Co. Ltd.	17,681	4,412
Poly Property Services Co. Ltd., Class H	2,800	16,670
Postal Savings Bank of China Co. Ltd., H Shares(2)	77,000	46,568
Powerlong Commercial Management Holdings Ltd.	20,500	12,917
Q Technology Group Co. Ltd.(1)(2)	91,000	47,312
Radiance Holdings Group Co. Ltd.(2)	183,000	103,479
Redsun Properties Group Ltd.(1)(2)	63,000	3,731
ReneSola Ltd., ADR(1)(2)	122	576
Seazen Group Ltd.(1)	260,000	118,343
Shanghai Industrial Holdings Ltd.	89,000	104,937
Shenzhen Expressway Corp. Ltd., H Shares	22,000	18,516
Shenzhen International Holdings Ltd.	208,000	192,696

Shimao Services Holdings Ltd.(1)	2,000	705
Shougang Fushan Resources Group Ltd.	390,000	132,239
Shui On Land Ltd.	863,500	103,408
Simcere Pharmaceutical Group Ltd.	41,000	54,195
Sino Biopharmaceutical Ltd.	1,350,000	799,182
Sino-Ocean Group Holding Ltd.	3,000	382
Sinopec Engineering Group Co. Ltd., H Shares	302,500	124,390
Sinopharm Group Co. Ltd., H Shares	134,800	318,234
Skyworth Group Ltd.	226,000	86,330
South Manganese Investment Ltd.(1)	244,000	20,979
SSY Group Ltd.	246,000	123,415
Sun King Technology Group Ltd.(1)(2)	30,000	6,559
Sunny Optical Technology Group Co. Ltd.	112,300	1,336,915
SY Holdings Group Ltd.	28,500	21,364
Tiangong International Co. Ltd.(2)	48,000	19,792
Tianneng Power International Ltd.(2)	152,000	164,173
Times China Holdings Ltd.(1)(2)	101,000	18,279
Tingyi Cayman Islands Holding Corp.	370,000	605,152
Tong Ren Tang Technologies Co. Ltd., H Shares	46,000	30,589
Tongcheng Travel Holdings Ltd.(1)	14,000	30,482
Tongda Group Holdings Ltd.(1)	190,000	3,102
Topsports International Holdings Ltd.	481,000	308,870
TravelSky Technology Ltd., H Shares	41,000	83,303
Truly International Holdings Ltd.	348,000	61,775
Tsaker New Energy Tech Co. Ltd.	56,000	9,630
Tsingtao Brewery Co. Ltd., H Shares	68,000	643,724
Uni-President China Holdings Ltd.	246,000	215,929
Vinda International Holdings Ltd.	10,000	26,033
Vipshop Holdings Ltd., ADR(1)	52,122	581,160
VNET Group, Inc., ADR(1)(2)	21,596	108,196
Want Want China Holdings Ltd.	905,000	614,317
Wasion Holdings Ltd.	74,000	24,856
Weibo Corp., ADR(1)	10,023	159,767
West China Cement Ltd.	554,000	61,378
Wharf Holdings Ltd.	91,000	246,193
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	198,500	196,967
Xinchen China Power Holdings Ltd.(1)	46,000	2,464
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	31,000	20,383
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	47,000	6,255
Xinte Energy Co. Ltd., H Shares	93,600	218,333
Xtep International Holdings Ltd.	6,000	6,897
Yadea Group Holdings Ltd.	104,000	197,308
Yankuang Energy Group Co. Ltd., H Shares(2)	334,000	1,121,471
Yeahka Ltd.(1)(2)	22,000	55,634
Yidu Tech, Inc.(1)(2)	46,000	31,020
Yihai International Holding Ltd.(1)(2)	16,000	50,342
Yuexiu Property Co. Ltd.	311,000	394,719
Yuexiu Transport Infrastructure Ltd.	186,000	87,109
Yum China Holdings, Inc.	18,366	1,012,334
Zengame Technology Holding Ltd.	110,000	23,940
Zhejiang Expressway Co. Ltd., H Shares	196,000	146,365
Zhongsheng Group Holdings Ltd.	89,000	459,134
Zhou Hei Ya International Holdings Co. Ltd.(1)	117,500	75,271
Zijin Mining Group Co. Ltd., H Shares	258,000	342,434

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	117,800	55,327
		46,730,804
Greece — 0.4%
Aegean Airlines SA(1)	2,007	10,460
Alpha Services & Holdings SA(1)	81,794	86,094
Eurobank Ergasias Services and Holdings SA, Class A(1)	189,064	218,045
Hellenic Telecommunications Organization SA	2,249	34,791
Helleniq Energy Holdings SA	3,094	23,024
Motor Oil Hellas Corinth Refineries SA	10,741	216,819
Mytilineos SA	694	13,095
National Bank of Greece SA(1)	43,642	179,544
Piraeus Financial Holdings SA(1)	10,029	14,936
Sunrisemezz PLC(1)	1,432	177
		796,985
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	12,211	10,324
MOL Hungarian Oil & Gas PLC	23,758	171,994
OTP Bank Nyrt	6,207	171,138
		353,456
India — 17.8%
ACC Ltd.	13,137	415,123
Adani Power Ltd.(1)	67,230	276,108
Aditya Birla Capital Ltd.(1)	74,385	133,567
AGI Greenpac Ltd.	4,780	17,494
Alembic Pharmaceuticals Ltd.	6,262	45,843
Allcargo Logistics Ltd.	9,396	51,640
Amara Raja Batteries Ltd.	18,436	148,025
Ambika Cotton Mills Ltd.	311	5,907
Andhra Sugars Ltd.	4,689	7,461
Apar Industries Ltd.	3,493	63,458
APL Apollo Tubes Ltd.	7,577	104,520
APL Apollo Tubes Ltd.(1)	2,668	36,708
Apollo Hospitals Enterprise Ltd.	10,245	597,790
Apollo Tyres Ltd.	78,389	306,312
Aptech Ltd.	1,562	6,385
Arvind Ltd.(1)	11,995	14,185
Ashoka Buildcon Ltd.(1)	7,902	7,733
Aster DM Healthcare Ltd.(1)	24,098	70,411
Astra Microwave Products Ltd.	7,929	30,252
Aurobindo Pharma Ltd.	11,511	66,503
Avadh Sugar & Energy Ltd.	1,300	8,101
Avanti Feeds Ltd.	3,159	14,964
Bajaj Consumer Care Ltd.	11,479	23,400
Bajaj Electricals Ltd.	4,771	65,533
Bajaj Hindusthan Sugar Ltd.(1)	90,255	12,415
Balrampur Chini Mills Ltd.	15,901	75,439
Bandhan Bank Ltd.(1)	37,768	110,964
BASF India Ltd.	1,729	56,553
Bayer CropScience Ltd.	650	37,074
Best Agrolife Ltd.	2,513	49,148
Bhansali Engineering Polymers Ltd.	2,536	3,517
Bharat Electronics Ltd.	469,205	609,369
Bharat Heavy Electricals Ltd.	161,556	167,574
Bharat Petroleum Corp. Ltd.	85,402	358,967
Birla Corp. Ltd.	1,882	22,042

Birlasoft Ltd.	7,836	29,752
Bombay Burmah Trading Co.	1,001	11,855
Brigade Enterprises Ltd.	21,089	126,667
Brightcom Group Ltd.	43,823	19,570
BSE Ltd.	8,899	63,416
Butterfly Gandhimathi Appliances Ltd.(1)	68	1,348
Can Fin Homes Ltd.	8,482	57,895
Canara Bank	43,486	169,337
Caplin Point Laboratories Ltd.	1,154	10,733
Castrol India Ltd.	80,745	130,869
CCL Products India Ltd.	7,880	53,062
Ceat Ltd.	4,478	104,042
Century Enka Ltd.	2,034	10,662
Cera Sanitaryware Ltd.	575	38,023
Chennai Petroleum Corp. Ltd.	5,140	13,708
Cholamandalam Investment and Finance Co. Ltd.	48,543	428,432
Cipla Ltd.	12,189	171,483
City Union Bank Ltd.	80,681	188,342
Coal India Ltd.	124,717	351,440
Cochin Shipyard Ltd.	10,216	84,071
Confidence Petroleum India Ltd.	23,445	22,512
Coromandel International Ltd.	21,786	249,827
Cosmo First Ltd.	2,175	21,591
CreditAccess Grameen Ltd.(1)	9,658	114,562
Cyient Ltd.	16,225	167,485
Dalmia Bharat Ltd.	3,919	87,793
Dalmia Bharat Sugar & Industries Ltd.	1,821	7,908
DCB Bank Ltd.	33,280	53,914
DCM Shriram Ltd.	7,608	82,003
Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,105	130,640
Deepak Nitrite Ltd.	8,623	231,482
Dhampur Bio Organics Ltd.(1)	1,877	4,633
Dhampur Sugar Mills Ltd.	5,892	16,650
Dish TV India Ltd.(1)	67,412	17,185
Dr Reddy's Laboratories Ltd., ADR	7,786	438,430
Dwarikesh Sugar Industries Ltd.	16,405	19,637
eClerx Services Ltd.	647	11,551
Edelweiss Financial Services Ltd.	74,609	61,591
Eicher Motors Ltd.	6,418	275,263
EID Parry India Ltd.	15,380	114,194
Elecon Engineering Co. Ltd.	7,188	40,910
Emami Ltd.	17,089	100,849
Endurance Technologies Ltd.	2,695	50,636
Engineers India Ltd.	44,338	43,987
EPL Ltd.	7,795	15,632
Equitas Holdings Ltd.(1)	22,114	32,612
Escorts Kubota Ltd.	5,261	148,842
Ester Industries Ltd.	4,313	7,461
Eveready Industries India Ltd.(1)	3,482	14,950
Everest Industries Ltd.	1,179	10,876
Excel Industries Ltd.	459	6,794
Exide Industries Ltd.	29,700	69,232
Federal Bank Ltd.	304,572	494,973
Filatex India Ltd.	3,577	4,193
Finolex Industries Ltd.	36,626	71,009

Future Consumer Ltd.(1)	106,536	2,037
Galaxy Surfactants Ltd.	518	17,844
Garden Reach Shipbuilders & Engineers Ltd.	4,895	30,940
Gateway Distriparks Ltd.	37,763	31,471
GHCL Ltd.	13,434	95,677
Glenmark Pharmaceuticals Ltd.	30,753	162,935
Globus Spirits Ltd.	1,953	20,026
Godawari Power and Ispat Ltd.	6,540	25,608
Granules India Ltd.	14,599	62,235
Grasim Industries Ltd.	21,433	463,969
Great Eastern Shipping Co. Ltd.	24,741	202,736
Greaves Cotton Ltd.	10,870	19,987
Greenpanel Industries Ltd.	5,555	26,630
Greenply Industries Ltd.	10,648	21,396
Gufic Biosciences Ltd.	5,829	15,376
Gujarat Alkalies & Chemicals Ltd.	1,811	17,726
Gujarat Ambuja Exports Ltd.	16,462	46,674
Gujarat Mineral Development Corp. Ltd.	13,196	25,688
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,672	108,526
Gujarat Pipavav Port Ltd.	66,076	74,457
Gujarat State Fertilizers & Chemicals Ltd.	39,672	64,975
Hathway Cable & Datacom Ltd.(1)	37,648	7,973
HBL Power Systems Ltd.	17,551	24,791
HCL Technologies Ltd.	67,258	933,579
HDFC Asset Management Co. Ltd.	2,510	67,618
HealthCare Global Enterprises Ltd.(1)	5,268	19,223
HEG Ltd.	358	4,733
Hero MotoCorp Ltd.	6,914	243,207
HFCL Ltd.	9,717	9,559
Hikal Ltd.	5,397	22,585
HIL Ltd.	511	16,338
Himadri Speciality Chemical Ltd., ADR	55,687	70,816
Himatsingka Seide Ltd.	4,246	5,057
Hindalco Industries Ltd.	158,774	890,734
Hinduja Global Solutions Ltd.	950	15,052
Hindustan Copper Ltd.	38,304	55,742
Hindustan Petroleum Corp. Ltd.	83,073	245,166
Hindware Home Innovation Ltd.	2,624	10,982
I G Petrochemicals Ltd.	1,051	6,831
IIFL Finance Ltd.	23,048	133,074
IIFL Securities Ltd.	8,473	7,241
India Cements Ltd.	35,021	104,011
India Glycols Ltd.	1,274	12,015
Indiabulls Housing Finance Ltd.(1)	42,007	73,961
Indiabulls Real Estate Ltd.(1)	15,634	16,072
Indian Bank	40,248	132,930
Indian Metals & Ferro Alloys Ltd.	1,190	3,680
Indian Oil Corp. Ltd.	151,794	143,634
Indus Towers Ltd.	79,445	196,148
Intellect Design Arena Ltd.	6,555	37,215
IOL Chemicals and Pharmaceuticals Ltd.	3,269	13,756
IRCON International Ltd.	44,986	32,491
ISGEC Heavy Engineering Ltd.	1,198	7,671
ITD Cementation India Ltd.	25,535	37,525
J Kumar Infraprojects Ltd.	6,591	22,787

Jaiprakash Power Ventures Ltd.(1)	285,099	27,138
Jammu & Kashmir Bank Ltd.(1)	72,257	40,986
Jamna Auto Industries Ltd.	7,499	10,040
JBM Auto Ltd.	1,877	9,910
Jindal Poly Films Ltd.	1,238	13,231
Jindal Saw Ltd.	10,436	12,015
Jindal Stainless Hisar Ltd.(1)	11,655	48,613
Jindal Stainless Ltd.(1)	21,756	46,938
Jindal Steel & Power Ltd.	48,717	323,820
JK Cement Ltd.	2,454	92,961
JK Lakshmi Cement Ltd.	11,770	103,752
JK Paper Ltd.	14,385	74,746
JK Tyre & Industries Ltd.	6,818	16,917
JM Financial Ltd.	93,382	85,741
JSW Steel Ltd.	71,262	654,507
Jubilant Ingrevia Ltd.	10,220	67,790
Jubilant Pharmova Ltd.	4,145	20,009
Kalpataru Power Transmission Ltd.	13,413	84,096
Karnataka Bank Ltd.	11,225	19,980
Karur Vysya Bank Ltd.	104,428	129,226
Kaveri Seed Co. Ltd.	3,211	20,156
KEC International Ltd.	27,711	142,468
Kirloskar Ferrous Industries Ltd.	8,130	31,794
KNR Constructions Ltd.	14,489	46,600
Kolte-Patil Developers Ltd.	2,489	9,383
KPI Green Energy Ltd.	2,582	30,292
KPIT Technologies Ltd.	13,137	116,603
KPR Mill Ltd.	5,212	35,747
KRBL Ltd.	12,873	65,370
L&T Finance Holdings Ltd.	130,443	140,442
Larsen & Toubro Ltd.	51,750	1,322,614
LG Balakrishnan & Bros Ltd.	4,162	36,309
LIC Housing Finance Ltd.	54,642	260,610
LT Foods Ltd.	39,856	56,561
Lupin Ltd.	6,381	60,177
LUX Industries Ltd.(1)	271	5,656
Maharashtra Seamless Ltd.(1)	2,931	13,482
Maharashtra Seamless Ltd.	2,931	13,504
Mahindra & Mahindra Financial Services Ltd.	87,242	231,817
Mahindra & Mahindra Ltd.	67,148	1,080,202
Mahindra Logistics Ltd.	7,483	48,784
Maithan Alloys Ltd.	648	7,539
Manali Petrochemicals Ltd.	13,942	14,211
Manappuram Finance Ltd.	121,575	173,251
Marksans Pharma Ltd.	35,995	25,543
Mazagon Dock Shipbuilders Ltd.	2,533	28,417
Meghmani Finechem Ltd.(1)	1,230	19,395
Meghmani Organics Ltd.	7,596	10,348
MOIL Ltd.	8,159	16,222
Motherson Sumi Wiring India Ltd.	46,684	35,825
Motilal Oswal Financial Services Ltd.	3,345	27,313
MRF Ltd.	157	181,123
Mrs Bectors Food Specialities Ltd.	1,317	7,075
MSTC Ltd.	2,242	9,406
Multi Commodity Exchange of India Ltd.	3,838	74,050

Muthoot Finance Ltd.	12,111	161,398
National Aluminium Co. Ltd.	69,427	66,485
National Fertilizers Ltd.(1)	11,767	8,375
Nava Ltd.	8,151	18,485
NBCC India Ltd.	85,191	44,811
NCC Ltd.	98,877	101,014
Neuland Laboratories Ltd.	654	14,084
NIIT Ltd.	6,404	25,143
Nippon Life India Asset Management Ltd.	16,510	55,174
NLC India Ltd.	23,997	25,142
NTPC Ltd.	359,730	762,209
Oil & Natural Gas Corp. Ltd.	178,385	312,559
Oil India Ltd.	33,377	84,560
Olectra Greentech Ltd.	5,472	34,010
Oracle Financial Services Software Ltd.	2,336	89,706
Orient Cement Ltd.	18,137	28,020
Orient Electric Ltd.	8,736	30,336
PCBL Ltd.	44,112	77,459
Petronet LNG Ltd.	128,719	337,601
PNB Housing Finance Ltd.(1)	8,451	46,733
PNC Infratech Ltd.	18,427	62,586
Polyplex Corp. Ltd.	3,109	68,854
Power Mech Projects Ltd.	1,705	47,775
Praj Industries Ltd.	18,823	91,062
Prince Pipes & Fittings Ltd.	2,142	14,711
Prism Johnson Ltd.(1)	6,637	10,793
Ramco Cements Ltd.	17,764	148,019
Rashtriya Chemicals & Fertilizers Ltd.	21,021	31,135
Raymond Ltd.	3,996	67,460
RBL Bank Ltd.(1)	18,154	34,516
REC Ltd.	227,872	310,358
Redington Ltd.	97,687	216,726
Reliance Power Ltd.(1)	587,154	116,177
Repco Home Finance Ltd.	9,420	28,680
Rhi Magnesita India Ltd.	3,248	30,391
RPG Life Sciences Ltd.	1,481	15,961
Rupa & Co. Ltd.	1,880	6,824
Samvardhana Motherson International Ltd.	240,047	222,288
Sanofi India Ltd.	1,538	108,218
Sarda Energy & Minerals Ltd.	1,500	17,842
Satia Industries Ltd.	7,648	13,493
Shankara Building Products Ltd.	882	7,796
Sharda Cropchem Ltd.	3,884	19,745
Share India Securities Ltd.	1,267	19,080
Shipping Corp. of India Ltd.	12,981	21,629
Shree Cement Ltd.	396	116,619
Shriram Transport Finance Co. Ltd.	31,354	521,887
Shriram Transport Finance Co. Ltd.(1)	6,741	111,747
Siyaram Silk Mills Ltd.	1,138	7,384
Sobha Ltd.	3,521	27,226
Sonata Software Ltd.	13,231	95,863
Southern Petrochemical Industries Corp. Ltd.	13,120	10,394
State Bank of India, GDR	10,274	766,053
Sterling and Wilson Renewable(1)	3,352	12,159
Sterlite Technologies Ltd.	10,152	22,242

Stove Kraft Ltd.(1)	2,115	15,847
Strides Pharma Science Ltd.(1)	1,933	8,021
Sudarshan Chemical Industries Ltd.	3,760	17,996
Sun Pharmaceutical Industries Ltd.	56,886	733,550
Sun TV Network Ltd.	7,999	48,576
Sunflag Iron & Steel Co. Ltd.(1)	6,209	6,926
Suprajit Engineering Ltd.	8,027	34,555
Supreme Industries Ltd.	4,391	131,410
Supreme Petrochem Ltd.	2,168	20,316
Surya Roshni Ltd.	1,022	5,870
Tamil Nadu Newsprint & Papers Ltd.	6,047	18,519
Tamilnadu Petroproducts Ltd.	8,337	9,989
Tanla Platforms Ltd.	3,889	38,248
Tata Chemicals Ltd.	12,586	160,774
Tata Metaliks Ltd.	1,355	12,812
Tata Motors Ltd., ADR(1)(2)	1,004	27,409
Tata Steel Long Products Ltd.	1,015	8,095
Tata Steel Ltd.	646,196	864,966
Tech Mahindra Ltd.	47,933	639,659
Thermax Ltd.	3,891	98,296
Thirumalai Chemicals Ltd.	8,400	20,678
Time Technoplast Ltd.	26,322	31,741
Tinplate Co. of India Ltd.	3,877	15,313
Transport Corp. of India Ltd.	1,955	16,712
Trident Ltd.	108,215	47,589
Triveni Engineering & Industries Ltd.	9,853	35,890
Triveni Turbine Ltd.	15,888	56,277
Tube Investments of India Ltd.	4,947	169,771
TV Today Network Ltd.	1,420	4,319
TV18 Broadcast Ltd.(1)	31,080	14,239
Uflex Ltd.	5,946	44,550
UltraTech Cement Ltd.	7,691	670,285
Usha Martin Ltd.	8,471	13,724
UTI Asset Management Co. Ltd.	7,865	75,822
Vaibhav Global Ltd.	1,922	8,033
Valiant Organics Ltd.	1,468	11,699
Varroc Engineering Ltd.(1)	4,313	15,850
Vedanta Ltd.	68,657	259,555
Venky's India Ltd.	511	11,721
Vishnu Chemicals Ltd.	743	14,765
VRL Logistics Ltd.	3,797	26,028
Welspun Corp. Ltd.	24,093	74,967
Welspun Enterprises Ltd.	21,055	39,285
West Coast Paper Mills Ltd.	8,115	60,549
Wipro Ltd., ADR	9,044	46,305
Yes Bank Ltd.(1)	257,765	54,492
Zee Entertainment Enterprises Ltd.	72,546	236,347
		31,494,151
Indonesia — 2.4%
ABM Investama Tbk PT	153,400	35,846
Adaro Energy Indonesia Tbk PT	1,547,400	382,937
AKR Corporindo Tbk PT	1,306,300	115,412
Aneka Tambang Tbk PT	50,000	6,368
Astra International Tbk PT	869,900	336,563
Bank BTPN Syariah Tbk PT	39,900	8,143

Bank Mandiri Persero Tbk PT	1,448,700	977,237
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	277,100	23,980
Bank Tabungan Negara Persero Tbk PT	30,400	2,978
BFI Finance Indonesia Tbk PT	872,200	63,536
Buana Lintas Lautan Tbk PT(1)	671,900	6,669
Bukit Asam Tbk PT	658,900	159,869
Charoen Pokphand Indonesia Tbk PT	1,200	436
Ciputra Development Tbk PT	1,035,900	66,707
Delta Dunia Makmur Tbk PT(1)	641,800	14,755
Dharma Satya Nusantara Tbk PT	661,900	25,791
Elnusa Tbk PT	730,600	15,256
Erajaya Swasembada Tbk PT	337,000	8,732
FKS Food Sejahtera Tbk PT(1)	939,100	9,965
Harum Energy Tbk PT	191,900	21,590
Indah Kiat Pulp & Paper Tbk PT	55,100	35,221
Indika Energy Tbk PT	328,600	60,915
Indo Tambangraya Megah Tbk PT	61,400	163,533
Indosat Tbk PT	71,100	27,020
Jaccs Mitra Pinasthika Mustika Tbk PT	12,400	907
Jasa Marga Persero Tbk PT(1)	147,500	29,229
Lippo Karawaci Tbk PT(1)	479,300	2,963
Matahari Department Store Tbk PT	42,800	14,090
Medco Energi Internasional Tbk PT	1,489,200	101,158
Media Nusantara Citra Tbk PT(1)	13,300	675
Metrodata Electronics Tbk PT	154,600	6,007
Mitra Adiperkasa Tbk PT(1)	841,000	77,753
MNC Vision Networks Tbk PT(1)	1,867,100	8,563
Multipolar Tbk PT(1)	595,300	5,081
Pabrik Kertas Tjiwi Kimia Tbk PT	6,300	3,356
Pakuwon Jati Tbk PT	60,900	1,837
PP Persero Tbk PT(1)	16,400	933
Samudera Indonesia Tbk PT	195,500	28,237
Sawit Sumbermas Sarana Tbk PT	611,900	59,019
Semen Indonesia Persero Tbk PT	21,800	10,581
Smartfren Telecom Tbk PT(1)	2,179,900	10,176
Summarecon Agung Tbk PT	112,200	4,554
Surya Esa Perkasa Tbk PT	685,100	46,622
Telkom Indonesia Persero Tbk PT, ADR	31,239	795,970
Timah Tbk PT	360,100	28,186
United Tractors Tbk PT	165,600	325,725
Wijaya Karya Persero Tbk PT(1)	549,800	32,679
XL Axiata Tbk PT	333,400	46,269
		4,210,029
Malaysia — 1.9%
Aeon Co. M Bhd	66,900	20,814
Alliance Bank Malaysia Bhd	130,900	114,229
AMMB Holdings Bhd	233,100	219,424
Ann Joo Resources Bhd	5,900	1,405
Bank Islam Malaysia Bhd	36,800	21,189
Bermaz Auto Bhd	133,200	58,812
Boustead Holdings Bhd(1)	85,400	11,963
Boustead Plantations Bhd	53,700	8,053
Bumi Armada Bhd(1)	479,200	48,686
Bursa Malaysia Bhd	27,900	43,329
Chin Hin Group Bhd	26,200	19,544

CIMB Group Holdings Bhd	303,304	396,720
Dagang NeXchange Bhd	328,200	43,465
Eco World Development Group Bhd	70,100	10,774
Evergreen Fibreboard Bhd	31,000	2,875
Gamuda Bhd	161,353	144,947
Genting Bhd	122,700	122,834
Genting Plantations Bhd	17,900	25,038
Hartalega Holdings Bhd	146,900	57,465
Hengyuan Refining Co. Bhd	29,500	23,776
Hextar Healthcare Bhd(1)	1,400	123
Hiap Teck Venture Bhd	109,800	6,964
Hibiscus Petroleum Bhd	178,000	44,617
IJM Corp. Bhd	162,500	58,659
Insas Bhd	6,100	1,090
Jaya Tiasa Holdings Bhd	66,000	9,557
Kossan Rubber Industries Bhd	158,100	39,654
KSL Holdings Bhd(1)	27,100	4,730
Lingkaran Trans Kota Holdings Bhd	10,000	1,148
Malayan Banking Bhd	331,860	645,035
Malaysia Building Society Bhd	41,200	5,537
Malaysian Bulk Carriers Bhd(1)	25,900	2,552
PESTECH International Bhd	17,000	1,174
Petronas Chemicals Group Bhd	131,700	253,794
RHB Bank Bhd	138,263	175,144
Sapura Energy Bhd(1)	62,700	560
Sarawak Oil Palms Bhd	22,350	12,848
Serba Dinamik Holdings Bhd(1)	21,300	97
Shin Yang Shipping Corp. Bhd(1)	175,300	30,053
Sime Darby Plantation Bhd	148,800	142,729
Sunway Bhd	54,000	20,479
Supermax Corp. Bhd	207,620	41,763
Syarikat Takaful Malaysia Keluarga Bhd	14,000	11,223
Ta Ann Holdings Bhd	19,100	16,937
TASCO Bhd	6,400	1,317
Telekom Malaysia Bhd	154,000	194,657
Top Glove Corp. Bhd	444,600	87,520
TSH Resources Bhd	95,200	25,763
Unisem M Bhd	11,800	7,281
Velesto Energy Bhd(1)	1,494,600	49,282
Westports Holdings Bhd	13,200	10,184
Yinson Holdings Bhd	251,600	133,430
		3,431,243
Mexico — 2.9%
Alfa SAB de CV, Class A	299,398	209,489
Alpek SAB de CV	18,034	25,442
America Movil SAB de CV, Class L, ADR	51,652	1,005,148
Banco del Bajio SA	51,194	166,339
Coca-Cola Femsa SAB de CV	19,353	132,263
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	7,860	78,443
GCC SAB de CV	1,019	7,290
Gentera SAB de CV	120,966	128,402
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,162	219,822
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,477	240,086
Grupo Comercial Chedraui SA de CV	15,586	67,364
Grupo Financiero Banorte SAB de CV, Class O	144,894	1,162,892

Grupo Financiero Inbursa SAB de CV, Class O(1)	112,656	212,420
Grupo Mexico SAB de CV, Series B	160,181	651,716
Grupo Televisa SAB, ADR	37,640	205,514
Industrias Penoles SAB de CV(1)	13,003	173,283
Megacable Holdings SAB de CV	75,417	191,533
Nemak SAB de CV(1)	288,179	86,481
Qualitas Controladora SAB de CV	398	1,676
Regional SAB de CV	12,701	92,733
Sitios Latinoamerica SAB de CV(1)(2)	51,652	23,023
		5,081,359
Philippines — 0.9%
ACEN Corp.	29,180	3,683
Alliance Global Group, Inc.	192,200	33,288
Ayala Corp.	14,070	174,705
Bank of the Philippine Islands	122,310	229,800
BDO Unibank, Inc.	132,610	306,928
DMCI Holdings, Inc.	624,800	106,376
First Gen Corp.	8,900	2,623
Globe Telecom, Inc.	1,124	45,876
LT Group, Inc.	174,100	29,079
Metro Pacific Investments Corp.	1,316,000	80,634
Metropolitan Bank & Trust Co.	206,140	210,053
Nickel Asia Corp.	271,600	26,794
PLDT, Inc., ADR(2)	580	17,307
Puregold Price Club, Inc.	129,100	81,379
Robinsons Land Corp.	46,500	13,264
Robinsons Retail Holdings, Inc.	15,900	16,514
Security Bank Corp.	67,020	114,326
Semirara Mining & Power Corp.	102,700	61,134
Universal Robina Corp.	810	1,908
		1,555,671
Poland — 0.9%
Alior Bank SA(1)	12,452	102,395
Bank Handlowy w Warszawie SA	1,255	20,789
Bank Millennium SA(1)	53,317	56,454
Budimex SA	76	4,649
CD Projekt SA	503	14,988
Ciech SA(1)	4,974	45,671
Grupa Azoty SA(1)	1,185	9,634
Jastrzebska Spolka Weglowa SA(1)	7,683	105,891
KRUK SA	2,229	149,241
LPP SA	86	186,422
Mercator Medical SA(1)	160	1,884
Orange Polska SA	99,420	141,893
Polski Koncern Naftowy ORLEN SA	34,731	511,212
Santander Bank Polska SA	1,608	98,043
XTB SA	8,765	57,986
		1,507,152
Russia(3)†
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	152,598,000	250
		252

South Africa — 4.4%
Absa Group Ltd.	85,559	1,025,957
AECI Ltd.	741	3,963
African Rainbow Minerals Ltd.	651	11,274
Anglo American Platinum Ltd.	2,721	275,024
AngloGold Ashanti Ltd., ADR	27,317	500,721
ArcelorMittal South Africa Ltd.(1)	35,432	9,345
Astral Foods Ltd.	252	2,462
Aveng Ltd.(1)	12,052	11,081
Barloworld Ltd.	29,132	176,601
Foschini Group Ltd.	26,054	158,837
Gold Fields Ltd., ADR	38,082	424,614
Grindrod Ltd.	60,109	38,882
Grindrod Shipping Holdings Ltd.	2,970	61,624
Harmony Gold Mining Co. Ltd., ADR	34,381	120,677
Impala Platinum Holdings Ltd.	73,875	897,846
KAP Industrial Holdings Ltd.	309,681	80,479
Kumba Iron Ore Ltd.	2,598	72,727
Merafe Resources Ltd.	260,310	18,691
Momentum Metropolitan Holdings	273,901	288,866
Motus Holdings Ltd.	20,529	140,136
MTN Group Ltd.	95,537	782,892
Murray & Roberts Holdings Ltd.(1)	4,856	1,413
Nedbank Group Ltd.	813	10,746
Ninety One Ltd.	2,689	6,280
Northam Platinum Holdings Ltd.(1)	32,931	380,102
Old Mutual Ltd.	243,390	156,347
Omnia Holdings Ltd.	3,412	13,894
PPC Ltd.(1)(2)	116,664	17,791
Raubex Group Ltd.	7,392	11,909
Reinet Investments SCA	16,858	300,916
Remgro Ltd.	652	5,376
Royal Bafokeng Platinum Ltd.	10,586	100,992
Sappi Ltd.(1)	106,414	302,626
Sasol Ltd., ADR	7,563	132,428
Shoprite Holdings Ltd.	911	13,410
Sibanye Stillwater Ltd., ADR	51,841	581,138
Standard Bank Group Ltd.	551	5,799
Telkom SA SOC Ltd.(1)	63,665	128,504
Thungela Resources Ltd.	27,790	507,257
		7,779,627
South Korea — 14.1%
Advanced Process Systems Corp.	564	8,336
Binggrae Co. Ltd.	254	7,625
Bioneer Corp.(1)	59	1,518
BNK Financial Group, Inc.	51,433	291,454
Boditech Med, Inc.	749	5,811
CJ Corp.	131	7,698
CJ ENM Co. Ltd.	1,186	76,571
CJ Logistics Corp.(1)	1,270	86,165
Cosmax, Inc.	1,110	51,986
Coway Co. Ltd.	3,564	156,911
Cuckoo Homesys Co. Ltd.	777	19,117
Daeduck Electronics Co. Ltd.	6,304	113,538
Daewoo Engineering & Construction Co. Ltd.(1)	26,510	104,114

Daishin Securities Co. Ltd.	3,023	33,976
Daol Investment & Securities Co. Ltd.	6,177	15,454
Daou Technology, Inc.	512	8,155
DB Financial Investment Co. Ltd.	1,187	4,144
DB HiTek Co. Ltd.	4,919	170,640
DB Insurance Co. Ltd.	3,772	179,290
Dentium Co. Ltd.	66	4,476
DGB Financial Group, Inc.	31,585	191,374
DL E&C Co. Ltd.	3,159	102,025
DL Holdings Co. Ltd.	568	30,011
Dongjin Semichem Co. Ltd.	209	5,349
Dongkuk Steel Mill Co. Ltd.	10,946	116,524
Dongwon F&B Co. Ltd.	47	4,956
Dongwon Industries Co. Ltd.	385	13,800
Doosan Tesna, Inc.	1,825	43,341
Dreamtech Co. Ltd.	1,019	7,606
E-MART, Inc.	1,160	82,054
Eugene Investment & Securities Co. Ltd.	4,137	8,806
GOLFZON Co. Ltd.	111	9,404
GS Holdings Corp.	9,419	350,095
GS Retail Co. Ltd.	8,444	192,622
Hana Financial Group, Inc.	39,929	1,365,653
Handsome Co. Ltd.	1,100	21,849
Hansae Co. Ltd.	2,746	33,629
Hanwha Aerospace Co. Ltd.	3,848	213,467
Hanwha Corp., Preference Shares	80	928
Hanwha Life Insurance Co. Ltd.(1)	65,424	126,416
Harim Holdings Co. Ltd.	7,267	42,738
HD Hyundai Co. Ltd.	8,817	435,956
HDC Holdings Co. Ltd.	1,104	4,843
Hite Jinro Co. Ltd.	1,082	21,677
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	4,042
HL Holdings Corp.	774	19,718
HL Mando Co. Ltd.	1,729	64,117
HMM Co. Ltd.	32,204	555,007
Humax Co. Ltd.(1)	1,427	4,342
Hyosung Chemical Corp.(1)	82	7,930
Hyosung Heavy Industries Corp.(1)	208	13,559
Hyosung TNC Corp.	417	114,605
Hyundai Doosan Infracore Co. Ltd.(1)	22,666	144,905
Hyundai Electric & Energy System Co. Ltd.(1)	2,782	90,089
Hyundai Engineering & Construction Co. Ltd.	6,279	198,475
Hyundai Glovis Co. Ltd.	2,863	388,392
Hyundai Home Shopping Network Corp.	151	5,727
Hyundai Marine & Fire Insurance Co. Ltd.	12,026	277,401
Hyundai Motor Co.	9,603	1,251,086
Hyundai Steel Co.	10,662	278,969
Hyundai Wia Corp.	780	36,035
ICD Co. Ltd.	881	6,172
iMarketKorea, Inc.	1,069	8,415
Industrial Bank of Korea	42,720	365,669
Innocean Worldwide, Inc.	188	6,257
INTOPS Co. Ltd.	3,038	70,244
IS Dongseo Co. Ltd.	1,792	47,122
JB Financial Group Co. Ltd.	23,379	150,397

Jusung Engineering Co. Ltd.	2,401	23,555
KB Financial Group, Inc., ADR(2)	34,567	1,362,285
KCC Glass Corp.	420	13,199
Kginicis Co. Ltd.	1,714	16,880
Kia Corp.	27,180	1,431,405
KISCO Corp.	1,013	5,193
KIWOOM Securities Co. Ltd.	3,054	216,665
KoMiCo Ltd.	713	26,033
Korea Circuit Co. Ltd.(1)	2,452	27,505
Korea Electric Terminal Co. Ltd.	203	9,000
Korea Investment Holdings Co. Ltd.	5,499	244,441
Korea Line Corp.(1)	40,819	67,973
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,988	179,890
Korean Air Lines Co. Ltd.(1)	28,752	564,084
Kumho Petrochemical Co. Ltd.	3,237	372,347
LB Semicon, Inc.	3,727	22,438
LF Corp.	2,876	35,403
LG Display Co. Ltd., ADR(2)	54,778	310,043
LG Electronics, Inc.	9,101	686,758
LG Innotek Co. Ltd.	1,375	331,509
LG Uplus Corp.	36,290	335,474
LIG Nex1 Co. Ltd.	1,447	102,282
Lotte Chilsung Beverage Co. Ltd.	730	87,716
Lotte Confectionery Co. Ltd.	174	17,116
LOTTE Fine Chemical Co. Ltd.	2,049	97,102
Lotte Rental Co. Ltd.	2,757	61,414
Lotte Shopping Co. Ltd.	775	50,370
LX INTERNATIONAL Corp.	6,104	192,341
LX Semicon Co. Ltd.	1,609	109,787
Maeil Dairies Co. Ltd.	67	2,533
MegaStudyEdu Co. Ltd.	881	52,743
Meritz Financial Group, Inc.	5,523	160,914
Meritz Securities Co. Ltd.	34,264	154,125
Mirae Asset Life Insurance Co. Ltd.	707	1,522
Mirae Asset Securities Co. Ltd.	43,279	220,884
NICE Holdings Co. Ltd.	772	7,383
Pan Ocean Co. Ltd.	54,208	225,504
Partron Co. Ltd.	8,359	56,531
POSCO Holdings, Inc., ADR	24,055	1,372,578
Samsung Electro-Mechanics Co. Ltd.	4,367	478,046
Samsung Engineering Co. Ltd.(1)	23,152	437,714
Samsung Fire & Marine Insurance Co. Ltd.	5,342	838,485
Samsung Life Insurance Co. Ltd.	2,264	127,097
Samyang Foods Co. Ltd.	173	14,777
Sangsangin Co. Ltd.	4,231	20,098
SD Biosensor, Inc.	3,500	88,549
SeAH Steel Corp.	286	32,528
SeAH Steel Holdings Corp.	50	6,708
Seegene, Inc.	5,117	119,777
Shinhan Financial Group Co. Ltd., ADR(2)	55,664	1,615,369
Shinsegae, Inc.	732	118,382
SIMMTECH Co. Ltd.	1,741	45,000
SK Hynix, Inc.	27,083	1,787,478
SK Networks Co. Ltd.	30,915	99,898
SK Telecom Co. Ltd., ADR	1	21

SL Corp.	178	3,845
Soulbrain Co. Ltd.	70	11,507
TES Co. Ltd.	617	8,438
Tongyang Life Insurance Co. Ltd.	3,404	14,341
Value Added Technology Co. Ltd.	402	9,940
Woori Financial Group, Inc.	85,667	855,808
Woori Technology Investment Co. Ltd.(1)	11,493	39,744
Youngone Holdings Co. Ltd.	734	31,796
Yuanta Securities Korea Co. Ltd.	5,679	11,759
		24,952,807
Taiwan — 17.1%
AcBel Polytech, Inc.	15,000	14,787
Acer, Inc.	132,000	105,938
Acon Holding, Inc.(1)	39,000	16,086
Acter Group Corp. Ltd.	23,000	75,405
ADATA Technology Co. Ltd.	48,000	97,259
Advanced International Multitech Co. Ltd.	5,000	16,088
Advanced Power Electronics Corp.	4,000	15,117
Alexander Marine Co. Ltd.(2)	4,000	42,211
Allied Circuit Co. Ltd.	2,000	7,842
Alltek Technology Corp.	10,800	12,379
Alltop Technology Co. Ltd.	3,000	12,359
Amazing Microelectronic Corp.	4,000	12,810
Ampire Co. Ltd.	24,000	21,933
Anji Technology Co. Ltd.	3,000	4,599
Apex International Co. Ltd.	13,000	25,596
Arcadyan Technology Corp.	4,000	13,679
Ardentec Corp.	81,000	132,422
ASE Technology Holding Co. Ltd., ADR(2)	109,961	747,735
Asia Cement Corp.	233,000	313,085
Asia Polymer Corp.	63,000	59,062
Asia Vital Components Co. Ltd.	19,000	70,786
ASolid Technology Co. Ltd.	2,000	4,817
ASROCK, Inc.	1,000	4,290
AUO Corp.	1,096,400	578,405
AURAS Technology Co. Ltd.	5,000	25,637
Avermedia Technologies	2,000	1,520
Bafang Yunji International Co. Ltd.	6,000	41,211
BenQ Materials Corp.	13,000	13,915
Bioteque Corp.	5,000	18,724
Brighton-Best International Taiwan, Inc.	35,000	41,213
Capital Securities Corp.	138,000	52,907
Career Technology MFG. Co. Ltd.(1)	57,000	51,644
Catcher Technology Co. Ltd.	80,000	477,203
Cathay Financial Holding Co. Ltd.	608,000	865,219
Central Reinsurance Co. Ltd.	19,000	11,837
Cheng Loong Corp.	89,000	78,553
Cheng Mei Materials Technology Corp.(1)	67,000	21,970
Cheng Shin Rubber Industry Co. Ltd.	165,000	188,014
Chia Chang Co. Ltd.	7,000	8,278
Chicony Electronics Co. Ltd.	28,000	75,850
Chicony Power Technology Co. Ltd.	7,000	16,421
China Airlines Ltd.(2)	302,000	180,209
China Bills Finance Corp.	27,000	13,266
China Container Terminal Corp.	12,000	8,768

China Development Financial Holding Corp.	1,291,728	563,956
China Development Financial Holding Corp., Preference Shares	59,976	14,695
China Metal Products	24,000	23,184
China Motor Corp.	9,000	16,997
Chinese Maritime Transport Ltd.	9,000	10,906
Chipbond Technology Corp.	89,000	169,163
ChipMOS Technologies, Inc.	60,000	66,172
Chlitina Holding Ltd.	3,000	17,015
Chung-Hsin Electric & Machinery Manufacturing Corp.	89,000	171,515
CMC Magnetics Corp.(1)	31,960	7,468
Compal Electronics, Inc.	320,000	225,343
Compeq Manufacturing Co. Ltd.	152,000	247,614
Concord Securities Co. Ltd.	46,000	15,172
Continental Holdings Corp.	68,000	66,271
Contrel Technology Co. Ltd.	7,000	3,798
Co-Tech Development Corp.	15,000	26,847
CTBC Financial Holding Co. Ltd.	1,010,000	758,710
CTCI Corp.	65,000	85,872
CX Technology Co. Ltd.	2,250	1,689
DA CIN Construction Co. Ltd.	30,000	29,583
Darfon Electronics Corp.	14,000	18,324
Daxin Materials Corp.	3,000	6,715
Dimerco Express Corp.	15,000	35,750
Dynamic Holding Co. Ltd.	22,000	12,459
Dynapack International Technology Corp.	8,000	19,416
Edom Technology Co. Ltd.	12,000	10,991
Elan Microelectronics Corp.	25,000	73,530
Elite Advanced Laser Corp.	9,000	11,781
Elite Material Co. Ltd.	16,000	100,490
Elite Semiconductor Microelectronics Technology, Inc.	18,000	43,474
Emerging Display Technologies Corp.	30,000	20,570
ENNOSTAR, Inc.	57,000	87,924
Eva Airways Corp.(2)	235,000	216,773
Evergreen Marine Corp. Taiwan Ltd.	82,400	442,385
Everlight Electronics Co. Ltd.	62,000	75,941
Excelliance Mos Corp.	2,000	8,233
Excelsior Medical Co. Ltd.	10,500	22,175
Far Eastern International Bank	280,833	100,044
Far Eastern New Century Corp.	291,000	307,999
Far EasTone Telecommunications Co. Ltd.	176,000	388,622
Farglory Land Development Co. Ltd.	33,000	58,576
First Steamship Co. Ltd.(1)	67,000	18,985
Fitipower Integrated Technology, Inc.	10,000	41,335
Fittech Co. Ltd.	4,000	12,103
FLEXium Interconnect, Inc.(1)	53,000	185,139
FocalTech Systems Co. Ltd.(2)	6,000	13,024
Formosa International Hotels Corp.	3,000	23,150
Formosa Plastics Corp.	320,000	938,593
Formosan Union Chemical	17,000	12,884
Foxconn Technology Co. Ltd.	42,000	71,391
Foxsemicon Integrated Technology, Inc.	4,000	25,155
Franbo Lines Corp.	23,028	13,815
Froch Enterprise Co. Ltd.	15,000	11,174
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,120	3,440
Fubon Financial Holding Co. Ltd.	581,350	1,154,688

Full Wang International Development Co. Ltd.	5,000	1,827
Fulltech Fiber Glass Corp.	52,000	21,437
G Shank Enterprise Co. Ltd.	23,000	36,440
Gamania Digital Entertainment Co. Ltd.	14,000	30,534
GEM Services, Inc.	1,000	2,284
General Interface Solution Holding Ltd.	37,000	107,636
Generalplus Technology, Inc.	4,000	6,512
Global Brands Manufacture Ltd.	42,760	42,091
Global Lighting Technologies, Inc.	3,000	6,189
Global PMX Co. Ltd.	1,000	5,335
Globalwafers Co. Ltd.	6,000	93,177
Gold Circuit Electronics Ltd.	8,100	25,924
Goldsun Building Materials Co. Ltd.	113,000	93,503
Gourmet Master Co. Ltd.	4,000	15,927
Grand Fortune Securities Co. Ltd.	21,600	7,354
Grand Pacific Petrochemical	8,000	5,432
Great Tree Pharmacy Co. Ltd.	1,257	12,336
Greatek Electronics, Inc.	38,000	60,713
Group Up Industrial Co. Ltd.	4,000	11,556
Hai Kwang Enterprise Corp.	4,000	2,649
Hannstar Board Corp.	21,000	23,529
HannStar Display Corp.	202,000	75,563
HannsTouch Solution, Inc.	44,000	13,612
Ho Tung Chemical Corp.	88,000	25,007
Hocheng Corp.	2,460	1,655
Holy Stone Enterprise Co. Ltd.	15,000	43,981
Hon Hai Precision Industry Co. Ltd.	241,000	789,103
Horizon Securities Co. Ltd.	7,420	2,439
Hotai Finance Co. Ltd.	10,000	33,280
Hotel Holiday Garden	14,850	11,388
Huaku Development Co. Ltd.	19,000	54,967
Hung Ching Development & Construction Co. Ltd.	4,000	2,805
Hung Sheng Construction Ltd.	34,000	28,470
Hycon Technology Corp.	3,000	5,879
IBF Financial Holdings Co. Ltd.	135,607	50,650
IEI Integration Corp.	16,000	37,559
Innolux Corp.	1,449,925	590,675
Integrated Service Technology, Inc.(1)	11,000	28,140
International CSRC Investment Holdings Co.	106,000	72,235
International Games System Co. Ltd.	6,000	76,203
Inventec Corp.	102,000	82,309
ITE Technology, Inc.	15,000	35,166
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	4,215
Jinan Acetate Chemical Co. Ltd.	5,000	27,623
Kaimei Electronic Corp.	8,000	15,302
Kaori Heat Treatment Co. Ltd.	7,000	37,296
Kenmec Mechanical Engineering Co. Ltd.(1)	37,000	31,589
Kerry TJ Logistics Co. Ltd.	18,000	21,848
Kindom Development Co. Ltd.	56,000	52,209
King Yuan Electronics Co. Ltd.	158,000	183,671
King's Town Bank Co. Ltd.	73,000	82,789
Kinik Co.(2)	12,000	44,352
Kinsus Interconnect Technology Corp.(2)	20,000	81,189
KNH Enterprise Co. Ltd.	27,000	15,318
L&K Engineering Co. Ltd.	14,000	15,464

Largan Precision Co. Ltd.	1,000	75,346
Leadtek Research, Inc.	3,300	4,059
Lingsen Precision Industries Ltd.	28,000	13,116
Lotus Pharmaceutical Co. Ltd.(1)	17,000	135,987
Macronix International Co. Ltd.	261,000	296,661
Marketech International Corp.	3,000	11,838
Materials Analysis Technology, Inc.	4,000	18,690
Megaforce Co. Ltd.	3,000	1,725
Micro-Star International Co. Ltd.	88,000	354,648
MIN AIK Technology Co. Ltd.	1,000	575
Mirle Automation Corp.	15,000	18,353
MPI Corp.	10,000	39,248
Namchow Holdings Co. Ltd.	4,000	5,864
Nan Liu Enterprise Co. Ltd.	1,000	2,364
Nan Ya Plastics Corp.	381,000	952,944
Nan Ya Printed Circuit Board Corp.(2)	6,000	53,728
Nantex Industry Co. Ltd.	25,000	31,613
Nanya Technology Corp.	81,000	151,156
Netronix, Inc.	3,000	7,355
Nien Made Enterprise Co. Ltd.	4,000	37,974
Novatek Microelectronics Corp.	73,000	715,274
Nyquest Technology Co. Ltd.	2,000	4,622
O-Bank Co. Ltd.	174,000	48,522
Orient Semiconductor Electronics Ltd.	70,000	43,006
Pacific Hospital Supply Co. Ltd.	1,000	2,325
Pegatron Corp.	160,000	323,003
Pegavision Corp.	1,000	11,270
PharmaEngine, Inc.	9,000	40,870
Powerchip Semiconductor Manufacturing Corp.	207,000	227,004
Powertech Technology, Inc.	98,000	267,278
Poya International Co. Ltd.	3,030	44,473
President Chain Store Corp.	7,000	61,884
President Securities Corp.	62,000	33,481
Prince Housing & Development Corp.	83,000	29,562
Prosperity Dielectrics Co. Ltd.	4,000	4,650
Radiant Opto-Electronics Corp.	70,000	239,392
Raydium Semiconductor Corp.	6,000	61,399
Realtek Semiconductor Corp.	69,000	717,320
Rexon Industrial Corp. Ltd.	4,000	3,919
Roo Hsing Co. Ltd.(1)	30,000	2,834
Scientech Corp.	4,000	9,659
Sea & Land Integrated Corp.	10,400	7,508
Sensortek Technology Corp.	1,000	7,828
Shih Her Technologies, Inc.	2,000	3,777
Shih Wei Navigation Co. Ltd.	19,749	16,288
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,774
Shin Kong Financial Holding Co. Ltd.	1,686,000	489,759
Shin Zu Shing Co. Ltd.	32,000	88,326
Shinkong Insurance Co. Ltd.	9,000	14,562
Sigurd Microelectronics Corp.	60,000	98,535
Simplo Technology Co. Ltd.	21,000	208,100
Sincere Navigation Corp.	47,000	31,044
Sino-American Silicon Products, Inc.	68,000	356,792
Sinon Corp.	37,000	46,180
SinoPac Financial Holdings Co. Ltd.	1,187,090	703,782

Sinopower Semiconductor, Inc.	1,000	3,552
Sinyi Realty, Inc.	22,000	20,872
Sitronix Technology Corp.	13,000	81,650
Siward Crystal Technology Co. Ltd.	23,000	27,260
Softstar Entertainment, Inc.	5,200	8,554
Soft-World International Corp.	4,000	10,125
Solteam, Inc.	7,000	10,787
Sonix Technology Co. Ltd.	12,000	19,066
Sunrex Technology Corp.	17,000	23,013
Symtek Automation Asia Co. Ltd.	16,000	46,172
T3EX Global Holdings Corp.	11,000	28,421
TA-I Technology Co. Ltd.	4,000	5,775
Tai Tung Communication Co. Ltd.(1)	5,000	2,442
Taichung Commercial Bank Co. Ltd.	414,709	176,686
TaiDoc Technology Corp.	3,000	17,958
Taimide Tech, Inc.	6,000	6,603
Tai-Saw Technology Co. Ltd.	19,000	17,210
Taishin Financial Holding Co. Ltd.	1,188,362	587,796
Taita Chemical Co. Ltd.	10,500	7,618
Taiwan Business Bank	786,431	335,913
Taiwan Cogeneration Corp.	13,000	13,532
Taiwan Glass Industry Corp.	91,000	69,214
Taiwan High Speed Rail Corp.	107,000	100,620
Taiwan Hon Chuan Enterprise Co. Ltd.	42,000	110,190
Taiwan Mobile Co. Ltd.	41,000	126,995
Taiwan Navigation Co. Ltd.	23,000	19,937
Taiwan Paiho Ltd.	6,000	10,774
Taiwan PCB Techvest Co. Ltd.	40,000	47,683
Taiwan Surface Mounting Technology Corp.	34,000	107,090
Taiwan Union Technology Corp.	19,000	35,603
Tex-Ray Industrial Co. Ltd.(1)	4,000	1,565
Thye Ming Industrial Co. Ltd.	16,000	19,393
Ton Yi Industrial Corp.	112,000	64,565
Tong Yang Industry Co. Ltd.	41,000	63,627
Topco Scientific Co. Ltd.	20,000	111,041
Topkey Corp.	1,000	5,606
TPK Holding Co. Ltd.	13,000	13,516
Tripod Technology Corp.	29,000	91,551
Tsann Kuen Enterprise Co. Ltd.	13,331	18,201
TSRC Corp.	21,000	18,916
TTY Biopharm Co. Ltd.	9,000	22,920
Tung Ho Steel Enterprise Corp.	5,340	9,314
TXC Corp.	32,000	87,425
TZE Shin International Co. Ltd.	14,300	6,281
UDE Corp.	2,000	2,186
U-Ming Marine Transport Corp.	33,000	50,195
Unimicron Technology Corp.	161,000	828,819
Union Bank of Taiwan	256,815	138,228
Unitech Computer Co. Ltd.	5,000	5,041
United Integrated Services Co. Ltd.	24,000	140,302
United Microelectronics Corp.(1)(2)	1,042,000	1,569,600
Universal, Inc.	2,000	1,601
Unizyx Holding Corp.	21,558	23,139
USI Corp.	102,000	74,608
Utechzone Co. Ltd.	3,000	8,468

Vanguard International Semiconductor Corp.	44,000	119,487
Walsin Technology Corp.	21,000	60,189
Wan Hai Lines Ltd.	21,850	54,709
Wei Chuan Foods Corp.	14,000	8,723
Weikeng Industrial Co. Ltd.	16,000	14,002
Wha Yu Industrial Co. Ltd.(1)	9,000	5,904
Wholetech System Hitech Ltd.	5,000	7,531
Winbond Electronics Corp.	450,000	314,139
Winstek Semiconductor Co. Ltd.	14,000	22,339
Wisdom Marine Lines Co. Ltd.	47,000	95,268
Wistron Corp.	429,000	385,354
Wistron NeWeb Corp.	18,000	50,883
Wowprime Corp.(1)	5,000	25,811
WT Microelectronics Co. Ltd.	32,000	65,712
XinTec, Inc.	8,000	27,560
Yang Ming Marine Transport Corp.	192,000	417,718
Yeong Guan Energy Technology Group Co. Ltd.	9,000	16,075
YFY, Inc.	98,000	87,534
Youngtek Electronics Corp.	16,000	31,964
Yuanta Financial Holding Co. Ltd.	501,800	369,218
Yulon Finance Corp.	26,288	137,635
Yulon Motor Co. Ltd.	46,000	97,782
Zhen Ding Technology Holding Ltd.	89,000	348,566
Zinwell Corp.(1)	9,000	5,325
Zippy Technology Corp.	8,000	10,268
ZongTai Real Estate Development Co. Ltd.	12,288	12,794
		30,423,358
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	19,100	18,863
Advanced Info Service PCL, NVDR	52,800	283,790
Advanced Information Technology PCL, NVDR	73,800	13,564
AEON Thana Sinsap Thailand PCL, NVDR	8,400	38,403
Amanah Leasing PCL, NVDR	7,900	848
Amata Corp. PCL, NVDR	93,700	51,811
AP Thailand PCL, NVDR	168,600	48,534
Asia Plus Group Holdings PCL, NVDR	166,900	14,272
Bangchak Corp. PCL, NVDR	123,100	112,181
Bangkok Chain Hospital PCL, NVDR	116,500	67,405
Banpu PCL, NVDR	610,300	228,187
BCPG PCL, NVDR	143,000	42,000
BEC World PCL, NVDR	110,800	33,217
Better World Green PCL, NVDR(1)	470,200	9,789
BG Container Glass PCL, NVDR	16,600	4,693
Bumrungrad Hospital PCL, NVDR	25,900	167,532
Buriram Sugar PCL, NVDR	78,900	15,556
CH Karnchang PCL, NVDR	12,000	8,426
Chularat Hospital PCL, NVDR	521,700	54,805
Dynasty Ceramic PCL, NVDR	388,300	30,229
Ekachai Medical Care PCL, NVDR	119,184	28,434
Electricity Generating PCL, NVDR	19,300	94,235
Esso Thailand PCL, NVDR	101,000	34,848
G J Steel PCL, NVDR(1)	1,749,600	16,992
GFPT PCL, NVDR	9,400	3,641
Gunkul Engineering PCL, NVDR	154,800	23,621
Hana Microelectronics PCL, NVDR	22,800	33,844

Ichitan Group PCL, NVDR	2,000	673
Indorama Ventures PCL, NVDR	89,800	108,871
Interlink Communication PCL, NVDR	8,400	1,739
IRPC PCL, NVDR	36,000	3,162
Italian-Thai Development PCL, NVDR(1)	455,400	24,513
Jasmine International PCL, NVDR(1)	395,300	26,462
JWD Infologistics PCL, NVDR	51,400	30,611
Karmarts PCL, NVDR	84,100	18,627
Kasikornbank PCL, NVDR	29,400	121,146
KGI Securities Thailand PCL, NVDR	174,900	24,083
Kiatnakin Phatra Bank PCL, NVDR	24,400	49,771
Krung Thai Bank PCL, NVDR	231,800	116,325
Krungthai Card PCL, NVDR	62,600	104,968
Land & Houses PCL, NVDR	616,300	168,294
Lanna Resources PCL, NVDR	46,700	22,997
MCS Steel PCL, NVDR	20,700	5,295
Mega Lifesciences PCL, NVDR	26,300	35,061
MFEC PCL, NVDR	34,100	7,989
Minor International PCL, NVDR(1)	127,900	112,592
Mono Next PCL, NVDR(1)	82,700	3,477
Muangthai Capital PCL, NVDR	33,500	35,536
Noble Development PCL, Class C, NVDR	25,700	3,592
Origin Property PCL, NVDR	1,600	480
Plan B Media Pcl, NVDR(1)	232,388	53,698
Polyplex Thailand PCL, NVDR	9,000	6,294
Praram 9 Hospital PCL, NVDR	46,900	23,387
Precious Shipping PCL, NVDR	98,500	41,250
Premier Marketing PCL, NVDR	8,300	2,284
Prima Marine PCL, NVDR	101,400	21,217
Pruksa Holding PCL, NVDR	112,500	38,727
PTG Energy PCL, NVDR	70,600	29,835
PTT Exploration & Production PCL, NVDR	77,100	411,098
PTT Global Chemical PCL, NVDR	129,300	177,128
PTT PCL, NVDR	460,100	435,375
Quality Houses PCL, NVDR	855,200	54,023
Ratchthani Leasing PCL, NVDR	188,100	22,205
Regional Container Lines PCL, NVDR	39,900	34,214
Sansiri PCL, NVDR	194,800	8,719
Sappe PCL, NVDR	9,700	10,718
SC Asset Corp. PCL, NVDR	88,500	10,389
Sermsang Power Corp. Co. Ltd., NVDR	57,190	16,283
Siamgas & Petrochemicals PCL, NVDR	33,900	9,655
Sino-Thai Engineering & Construction PCL, NVDR	158,700	54,733
SNC Former PCL, NVDR	18,900	7,370
Somboon Advance Technology PCL, NVDR	26,500	16,640
SPCG PCL, NVDR	34,800	14,323
Sri Trang Agro-Industry PCL, NVDR	75,100	40,621
Srisawad Corp. PCL, NVDR	38,600	50,088
Srithai Superware PCL, NVDR	250,800	11,832
Srivichai Vejvivat PCL, NVDR	7,400	1,926
Super Energy Corp. PCL, NVDR	1,428,900	26,787
Susco PCL, NVDR	142,400	17,749
SVI PCL, NVDR	19,100	5,335
Synnex Thailand PCL, NVDR	17,800	9,060

Taokaenoi Food & Marketing PCL, Class R, NVDR	7,300	2,372
TEAM Consulting Engineering & Management PCL, NVDR	51,000	20,217
Thai Oil PCL, NVDR	88,000	139,085
Thai Vegetable Oil PCL, NVDR	35,660	28,606
Thaicom PCL, NVDR	139,900	47,865
Thaifoods Group PCL, NVDR	160,300	24,826
Thanachart Capital PCL, NVDR	21,100	25,400
Thonburi Healthcare Group PCL, NVDR	53,700	96,845
Thoresen Thai Agencies PCL, NVDR	118,900	27,245
Tisco Financial Group PCL, NVDR	16,300	45,217
TPI Polene PCL, NVDR	522,000	28,354
TPI Polene Power PCL, NVDR	89,900	8,374
True Corp. PCL, NVDR	810,300	104,672
U City PCL, NVDR(1)	378,100	15,223
		4,783,248
Turkey — 0.8%
Akbank TAS	181,820	170,073
Aksa Akrilik Kimya Sanayii AS	10,562	48,774
Bera Holding AS	20,541	32,703
Dogus Otomotiv Servis ve Ticaret AS	1,850	15,635
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	394	557
GSD Holding AS	78,673	14,716
Haci Omer Sabanci Holding AS	66,618	151,519
Is Finansal Kiralama AS(1)	2,825	1,339
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,562	8,905
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	15,088	9,250
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	63,054	50,125
KOC Holding AS	32,553	123,964
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	6,972	17,067
Tekfen Holding AS	14,726	35,310
Turk Hava Yollari AO(1)	36,860	238,416
Turkcell Iletisim Hizmetleri AS, ADR	15,190	68,355
Turkiye Halk Bankasi AS(1)	4,606	2,522
Turkiye Is Bankasi AS, C Shares	166,649	93,787
Turkiye Petrol Rafinerileri AS(1)	6,207	160,377
Turkiye Sinai Kalkinma Bankasi AS(1)	122,798	26,526
Turkiye Vakiflar Bankasi TAO, D Shares(1)	72,269	38,529
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	18,510	57,146
Vestel Elektronik Sanayi ve Ticaret AS	6,021	19,404
Yapi ve Kredi Bankasi AS	168,853	109,590
Yesil Yapi Endustrisi AS(1)	17,827	2,125
		1,496,714
TOTAL COMMON STOCKS (Cost $185,370,175)		176,905,045
RIGHTS†
Brazil†
Gafisa SA(1) (Cost $—)	1,713	115
WARRANTS†
Malaysia†
PESTECH International Bhd(1) (Cost $—)	1,700	50
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	173,271	173,271

State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,126,361	3,126,361
TOTAL SHORT-TERM INVESTMENTS (Cost $3,299,632)		3,299,632
TOTAL INVESTMENT SECURITIES—101.6% (Cost $188,669,807)		180,204,842
OTHER ASSETS AND LIABILITIES — (1.6)%		(2,798,364)
TOTAL NET ASSETS — 100.0%		$177,406,478

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.9%
Materials	16.4%
Information Technology	15.6%
Industrials	11.6%
Consumer Discretionary	8.0%
Energy	6.4%
Communication Services	5.2%
Health Care	4.9%
Consumer Staples	4.2%
Real Estate	1.9%
Utilities	1.6%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.6%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,560,758. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,970,011 which includes security collateral of $4,843,650.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$7,226,115	$3,959,015	—
Chile	491,635	631,424	—
China	6,135,814	40,594,990	—
India	512,144	30,982,007	—
Indonesia	795,970	3,414,059	—
Mexico	1,749,013	3,332,346	—
Philippines	17,307	1,538,364	—
South Africa	1,759,578	6,020,049	—
South Korea	4,660,296	20,292,511	—
Taiwan	747,735	29,675,623	—
Turkey	68,355	1,428,359	—
Other Countries	—	10,872,336	—
Rights	—	115	—
Warrants	—	50	—
Short-Term Investments	3,299,632	—	—
	$27,463,594	$152,741,248	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.